Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Recurring and Non Recurring Fair Value Measurements

	December 31, 2023			December 31, 2022
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Recurring
Earn-out Shares	-	-	1,779	-	-	-
Interest rate cap	-	54	-	-	-	-

Nonrecurring
Impaired real estate assets	-	-	50,536	-	-	-

Schedule of Change in Fair Value of Earn out Liability
Level 3 Liability
Balance as of January 1, 2023	$-
Impact of the Merger (initial valuation)	(5,844)
Change in fair value recognized in earnings	4,065
Balance as of December 31, 2023	$(1,779)